Segment Reporting (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended														6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Interest income	$ 48,985				$ 43,241										$ 91,222	$ 91,095	$ 179,872	$ 195,299	$ 152,288
Revenue from Real Estate Owned	37,064				28,934										68,648	53,925	117,615	108,050	82,288
Interest expense	12,637				15,135										24,006	39,627	66,556	90,418	70,000
Net income	30,010	$ 30,146	$ 32,835	$ 21,497	7,814	$ (7,400)	$ 23,595	$ 25,913	$ 14,526	$ 19,890	$ 16,427	$ 19,000	$ 12,102	$ 5,296	60,156	414	54,746	83,924	52,825
Total assets	3,455,683		3,189,761				3,540,620				2,606,078				3,455,683		3,189,761	3,540,620	2,606,078
Real Estate Debt and Other Real Estate Investments
Segment Reporting Information [Line Items]
Interest income	48,023				39,971										88,780	83,340	165,907	181,434	144,967
Interest expense	11,722				11,833										22,297	33,541	54,480	83,597	65,521
Net income	27,066				16,298										50,097	15,115	66,383	61,936	50,041
Total assets	3,275,871		2,866,790				2,964,233				2,492,440				3,275,871		2,866,790	2,964,233	2,492,440
Real Estate Securities
Segment Reporting Information [Line Items]
Interest income	36				2,579										460	5,874	10,854	6,149	717
Interest expense	279				2,470										460	4,277	7,914	2,911	770
Net income	(1)				(5,200)										(455)	(4,150)	(7,207)	3,238	(160)
Total assets	407		175,088				388,170				26,474				407		175,088	388,170	26,474
TRS
Segment Reporting Information [Line Items]
Interest income	926				691										1,982	1,881	3,111	7,716	6,604
Interest expense	248				548										580	1,241	2,185	3,670	3,709
Net income	1,911				(2,146)										9,450	(8,128)	(5,559)	19,130	2,944
Total assets	138,841		105,364				131,193				87,164				138,841		105,364	131,193	87,164
Real Estate Owned
Segment Reporting Information [Line Items]
Interest income	0				0										0	0	0	0	0
Interest expense	388				284										669	568	1,977	240	0
Net income	1,034				(1,138)										1,064	(2,423)	1,129	(380)	0
Total assets	40,564		$ 42,519				$ 57,024				$ 0				40,564		42,519	57,024	0
Revenue from real estate owned
Segment Reporting Information [Line Items]
Revenue from Real Estate Owned	716				828										1,432	2,457	$ 4,299	$ 3,169	$ 0
Revenue from real estate owned | Real Estate Debt and Other Real Estate Investments
Segment Reporting Information [Line Items]
Revenue from Real Estate Owned	0				0										0	0
Revenue from real estate owned | Real Estate Securities
Segment Reporting Information [Line Items]
Revenue from Real Estate Owned	0				0										0	0
Revenue from real estate owned | TRS
Segment Reporting Information [Line Items]
Revenue from Real Estate Owned	0				0										0	0
Revenue from real estate owned | Real Estate Owned
Segment Reporting Information [Line Items]
Revenue from Real Estate Owned	$ 716				$ 828										$ 1,432	$ 2,457